Consolidated Statements of Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Jun. 30, 2014	73,107
Balance at Jun. 30, 2014	$ 731	$ 241,125	$ (165,984)	$ 6,062	$ (646)	$ 81,288
Net loss			(37,882)		(654)	(38,536)
Currency translation adjustment				117	3	120
Issuance of common stock (in shares)	12,000
Issuance of common stock	$ 120	11,371				11,491
Net proceeds from sale of subsidiary shares		1,341			259	1,600
Stock-based expense		2,586				2,586
Exercise of stock options and warrants (in shares)	369
Balance (in shares) at Jun. 30, 2015	85,476
Balance at Jun. 30, 2015	$ 855	256,643	(203,866)	6,179	(1,038)	58,773
Net loss			(37,882)		(654)	(38,536)
Cumulative translation adjustment				117	3	120
Exercise of stock options (in shares)	369
Exercise of stock options and warrants	$ 4	220				224
Exercise of stock options	$ 4	220				224
Net loss			(23,072)		(516)	(23,588)
Currency translation adjustment				407		407
Issuance of common stock (in shares)	1,000
Issuance of common stock	$ 10	990				1,000
Stock-based expense	$ 1	3,316				3,317
Exercise of stock options and warrants (in shares)	372
Balance (in shares) at Jun. 30, 2016	86,984
Balance at Jun. 30, 2016	$ 870	261,225	(226,938)	6,586	(1,554)	40,189
Net loss			$ (23,072)		$ (516)	(23,588)
Cumulative translation adjustment				$ 407		407
Stock-based expense (in shares)	136
Exercise of stock options (in shares)	372
Exercise of stock options and warrants	$ 4	276				280
Exercise of stock options	$ 4	$ 276				$ 280